THE LIBERTY FUND
                                Semiannual Report
                                 April 30, 2002




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

                                THE LIBERTY FUND
                                Semiannual Report
                                 April 30, 2002




[photo of man reading newspaper]

                       LESS MAIL CAN BE IN YOUR FUTURE...
                               LIBERTY EDELIVERY.


               To sign up for eDelivery, go to www.icsdelivery.com

 President's Message


[photo of Keith T. Banks]


Dear Shareholder:

In the six months since our last report, investors have witnessed an improvement in the economy and a recovery in the stock market from its September 11 related lows. However, the S&P 500 Index gave back some of its gains in the last two months of the period. And, the Dow Jones Industrial Average continues to hover around the 10,000 mark -- well below its 2000 high of 11,722. Some of the sectors hurt most in the downturn of the third quarter of 2001, such as airlines and insurance stocks, bounced back in the fourth quarter while gold stocks generated strong gains in the first four months of 2002.

In the bond market, many sectors have continued to deliver solid gains. However, the rise of bond prices has slowed.

Large company stocks generally lagged small- and mid-cap stocks and growth stocks lagged value. This performance reflects an historical trend that certain market segments have tended to benefit when the economy emerges from recession. A steadily growing economy has also been good for the high yield bond market: as credit quality strengthens, these investments have become less risky on a relative basis. And, stabilizing interest rates have favored the mortgage market as a wave of refinancings, which peaked last fall, has finally slowed.

In the report that follows, your portfolio managers will talk about the events of the period and the fund's performance in greater detail. As always, we thank you for investing in Liberty funds.

Sincerely,

/s/ Keith T. Banks

Keith T. Banks
President
Liberty Funds


Net asset value per share as of 4/30/02 ($)
         Class A                7.56
         Class B                7.55
         Class C                7.53
         Class Z                8.00



Distributions declared per share 11/1/01 - 4/30/02 ($)
         Class A                0.09
         Class B                0.06
         Class C                0.06
         Class Z                0.10


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


Economic and market conditions change frequently. There is no assurance that trends described herein will continue or commence.

 Performance Information


Value of a $10,000 investment
4/30/92 - 4/30/02

Performance of a $10,000 investment
4/30/92 - 4/30/02 ($)

            without sales with sales
               charge       charge
---------------------------------------
 Class A      24,334        22,934
---------------------------------------
 Class B      22,540        22,540
---------------------------------------
 Class C      23,467        23,467
---------------------------------------
 Class Z      25,813        n/a
---------------------------------------


[Line chart data:]                                                      Lehman
               Class A shares    Class A shares                        Brothers
                   without           with             S&P 500          Aggregate
                 sales charge      sales charge       Index           Bond Index
--------------------------------------------------------------------------------

4/92             $10,000.00        $ 9,425.00       $10,000.00        $10,000.00
                  10,013.00          9,437.00        10,049.00         10,189.00
                   9,865.00          9,298.00         9,899.00         10,330.00
                  10,227.00          9,639.00        10,303.00         10,540.00
                   9,888.00          9,320.00        10,093.00         10,647.00
                   9,997.00          9,422.00        10,212.00         10,773.00
                  10,066.00          9,487.00        10,247.00         10,630.00
                  10,393.00          9,796.00        10,595.00         10,634.00
                  10,683.00         10,069.00        10,726.00         10,801.00
                  10,972.00         10,341.00        10,816.00         11,009.00
                  11,219.00         10,573.00        10,963.00         11,201.00
                  11,494.00         10,834.00        11,194.00         11,248.00
                  11,270.00         10,622.00        10,923.00         11,327.00
                  11,475.00         10,816.00        11,215.00         11,342.00
                  11,552.00         10,888.00        11,247.00         11,547.00
                  11,600.00         10,933.00        11,202.00         11,613.00
                  12,151.00         11,452.00        11,627.00         11,816.00
                  12,055.00         11,362.00        11,537.00         11,848.00
                  12,127.00         11,430.00        11,776.00         11,892.00
                  11,968.00         11,280.00        11,664.00         11,791.00
                  12,236.00         11,533.00        11,805.00         11,855.00
                  12,684.00         11,955.00        12,207.00         12,015.00
                  12,475.00         11,758.00        11,876.00         11,806.00
                  11,940.00         11,253.00        11,359.00         11,514.00
                  12,075.00         11,380.00        11,505.00         11,422.00
                  12,014.00         11,323.00        11,692.00         11,421.00
                  11,769.00         11,092.00        11,406.00         11,396.00
                  12,101.00         11,405.00        11,780.00         11,622.00
                  12,447.00         11,731.00        12,262.00         11,636.00
                  12,107.00         11,411.00        11,963.00         11,465.00
                  12,214.00         11,512.00        12,231.00         11,455.00
                  11,835.00         11,155.00        11,785.00         11,430.00
                  11,981.00         11,292.00        11,960.00         11,509.00
                  12,128.00         11,431.00        12,270.00         11,737.00
                  12,601.00         11,877.00        12,747.00         12,016.00
                  12,915.00         12,172.00        13,123.00         12,089.00
                  13,293.00         12,529.00        13,509.00         12,258.00
                  13,737.00         12,947.00        14,048.00         12,733.00
                  14,083.00         13,274.00        14,374.00         12,826.00
                  14,581.00         13,742.00        14,849.00         12,798.00
                  14,696.00         13,851.00        14,886.00         12,952.00
                  15,035.00         14,171.00        15,515.00         13,078.00
                  14,868.00         14,013.00        15,459.00         13,248.00
                  15,401.00         14,515.00        16,136.00         13,447.00
                  15,408.00         14,522.00        16,447.00         13,635.00
                  15,911.00         14,996.00        17,007.00         13,725.00
                  16,125.00         15,198.00        17,165.00         13,486.00
                  16,095.00         15,169.00        17,329.00         13,392.00
                  16,401.00         15,458.00        17,584.00         13,317.00
                  16,725.00         15,764.00        18,036.00         13,290.00
                  16,555.00         15,603.00        18,105.00         13,468.00
                  15,793.00         14,885.00        17,304.00         13,505.00
                  16,210.00         15,278.00        17,670.00         13,482.00
                  16,899.00         15,927.00        18,663.00         13,716.00
                  17,262.00         16,270.00        19,178.00         14,021.00
                  18,117.00         17,075.00        20,626.00         14,260.00
                  17,990.00         16,956.00        20,217.00         14,128.00
                  18,533.00         17,468.00        21,479.00         14,172.00
                  18,591.00         17,522.00        21,648.00         14,207.00
                  17,890.00         16,861.00        20,761.00         14,049.00
                  18,591.00         17,522.00        21,998.00         14,260.00
                  19,779.00         18,642.00        23,342.00         14,396.00
                  20,681.00         19,492.00        24,381.00         14,567.00
                  22,150.00         20,876.00        26,319.00         14,960.00
                  21,583.00         20,342.00        24,845.00         14,833.00
                  22,698.00         21,393.00        26,204.00         15,051.00
                  21,895.00         20,636.00        25,329.00         15,269.00
                  22,267.00         20,987.00        26,502.00         15,340.00
                  22,677.00         21,373.00        26,958.00         15,495.00
                  22,722.00         21,416.00        27,254.00         15,693.00
                  24,011.00         22,630.00        29,219.00         15,680.00
                  24,565.00         23,153.00        30,715.00         15,734.00
                  24,816.00         23,389.00        31,029.00         15,815.00
                  24,520.00         23,110.00        30,495.00         15,966.00
                  24,932.00         23,499.00        31,733.00         16,101.00
                  24,681.00         23,261.00        31,397.00         16,135.00
                  22,257.00         20,977.00        26,860.00         16,398.00
                  23,058.00         21,732.00        28,582.00         16,782.00
                  23,886.00         22,513.00        30,903.00         16,693.00
                  24,944.00         23,510.00        32,775.00         16,788.00
                  25,657.00         24,182.00        34,663.00         16,838.00
                  26,019.00         24,523.00        36,112.00         16,958.00
                  25,101.00         23,657.00        34,989.00         16,661.00
                  25,583.00         24,112.00        36,388.00         16,753.00
                  26,140.00         24,637.00        37,797.00         16,806.00
                  25,874.00         24,386.00        36,905.00         16,659.00
                  26,741.00         25,203.00        38,945.00         16,605.00
                  26,131.00         24,628.00        37,734.00         16,534.00
                  25,862.00         24,375.00        37,546.00         16,526.00
                  25,541.00         24,072.00        36,517.00         16,717.00
                  26,496.00         24,973.00        38,828.00         16,779.00
                  26,986.00         25,435.00        39,617.00         16,777.00
                  27,888.00         26,284.00        41,946.00         16,697.00
                  27,143.00         25,582.00        39,840.00         16,642.00
                  27,197.00         25,634.00        39,087.00         16,843.00
                  28,740.00         27,087.00        42,910.00         17,066.00
                  28,435.00         26,800.00        41,619.00         17,016.00
                  27,713.00         26,119.00        40,765.00         17,008.00
                  28,422.00         26,788.00        41,768.00         17,361.00
                  28,340.00         26,710.00        41,117.00         17,519.00
                  29,788.00         28,075.00        43,670.00         17,773.00
                  28,632.00         26,986.00        41,364.00         17,885.00
                  28,661.00         27,013.00        41,190.00         18,003.00
                  27,262.00         25,695.00        37,945.00         18,299.00
                  27,581.00         25,995.00        38,131.00         18,639.00
                  28,144.00         26,525.00        39,484.00         18,945.00
                  26,362.00         24,846.00        35,887.00         19,109.00
                  25,155.00         23,708.00        33,616.00         19,205.00
                  26,257.00         24,747.00        36,224.00         19,124.00
                  26,162.00         24,658.00        36,467.00         19,239.00
                  25,736.00         24,256.00        35,581.00         19,312.00
                  25,736.00         24,256.00        35,232.00         19,745.00
                  24,786.00         23,361.00        33,030.00         19,972.00
                  23,713.00         22,349.00        30,364.00         20,206.00
                  23,966.00         22,588.00        30,944.00         20,628.00
                  24,954.00         23,519.00        33,318.00         20,343.00
                  24,956.00         23,521.00        33,611.00         20,213.00
                  24,667.00         23,249.00        33,120.00         20,377.00
                  24,378.00         22,977.00        32,481.00         20,574.00
                  24,924.00         23,491.00        33,702.00         20,233.00
4/02              24,334.00         22,934.00        31,660.00         20,625.00


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance does not guarantee future investment results. Returns and value of an investment may vary resulting in a gain or loss on sale. The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity. Unlike the fund, indexes are not investments, do not incur fees or expenses, and are not professionally managed. Securities in the fund may not match those in an index. It is not possible to invest directly in an index.



Average annual total return as of 4/30/02 (%)

Share class                        A                          B                           C                     Z
Inception                       4/30/82                    5/5/92                      8/1/97                7/31/95
-------------------------------------------------------------------------------------------------------------------
                       without         with        without         with        without          with         without
                        sales          sales         sales         sales         sales          sales         sales
                        charge        charge        charge        charge        charge         charge        charge
-------------------------------------------------------------------------------------------------------------------
6-month (cumulative)      1.58         -4.26          1.33         -3.67          1.20           0.20          1.86
-------------------------------------------------------------------------------------------------------------------
1-year                   -7.27        -12.60         -7.97        -12.50         -7.99          -8.90         -7.01
-------------------------------------------------------------------------------------------------------------------
5-year                    5.54          4.29          4.77          4.51          4.77           4.77          6.71
-------------------------------------------------------------------------------------------------------------------
10-year                   9.30          8.65          8.47          8.47          8.90           8.90          9.95
-------------------------------------------------------------------------------------------------------------------



Average annual total return as of 3/31/02 (%)

Share class                        A                          B                           C                     Z
-------------------------------------------------------------------------------------------------------------------
                       without         with        without         with        without          with         without
                        sales          sales         sales         sales         sales          sales         sales
                        charge        charge        charge        charge        charge         charge        charge
-------------------------------------------------------------------------------------------------------------------
6-month (cumulative)      5.12         -0.93          4.73         -0.27          4.60           3.60          5.21
-------------------------------------------------------------------------------------------------------------------
1-year                   -0.91         -6.60         -1.65         -6.49         -1.66          -2.63         -0.64
-------------------------------------------------------------------------------------------------------------------
5-year                    6.85          5.60          6.06          5.79          6.08           6.08          8.01
-------------------------------------------------------------------------------------------------------------------
10-year                   9.93          9.28          9.09          9.09          9.53           9.53         10.56




Past performance cannot predict future investment results. Returns and value of an investment may vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Class B, C and Z share performance information includes returns for the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the class B and C shares would have been lower.

 Portfolio Managers' Report

[Sidebar:]
Top 5 equity holdings as of 4/30/02 (%)

Exxon Mobil                             1.9
Citigroup                               1.9
Wal-Mart Stores                         1.8
Intel                                   1.6
Microsoft                               1.6

Portfolio holdings are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings in the future.

Asset allocations  as of 4/30/02 (%)

Common stocks                           56.7
Corporate bonds                         17.7
U.S. Government bonds & agencies        13.3
Other                                    7.2
Foreign government & agency bonds        2.7
Cash & equivalents                       2.4

Asset allocations are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same breakdown in the future.

Bought
--------------------------------------------------------------------------------

Early in November, we invested in INTERPUBLIC GROUP OF COMPANIES, an advertising firm (0.9% of net assets). We believed that an improving economy would help firms whose prospects were tied to the economic cycle, in general. And we were optimistic that this trend would help Interpublic Group of Companies, specifically, because its stock price had been under severe pressure. We bought the stock at $23.30 and it rose to $31 by the end of the period.


Sold
--------------------------------------------------------------------------------

We sold our investment in TYCO in January based on concerns about the company's business model going forward. Early action saved the fund from a significant loss in the stock as its price continued to fall dramatically after we had eliminated the position from the portfolio.



A CHALLENGING PERIOD FOR STOCKS
Concerns about US corporate profit quality and the visibility of earnings growth down the road, along with overseas holdings that lagged their US counterparts, hurt The Liberty Fund in the six months ended April 30, 2002. The fund's class A shares (unadjusted for sales charge) returned 1.58% compared to the S&P 500 Index return of 2.31% and the Lehman Brothers Aggregate Bond Index return of 0.01%.

NO MAJOR CHANGES TO PORTFOLIO ALLOCATION
During the period, we kept the fund's exposure to fixed income investments and domestic equities relatively unchanged from the prior reporting period. Approximately 40% of the fund was invested in fixed income and 47% of the fund was invested in domestic equities. We raised our exposure to international equities from approximately 9% to 10%. The remainder was held in cash.

A position in Enron hurt the fund. The stock was not a major part of the fund's holdings and the position was sold at $2.90 by the period's end, well above the stock's March 28 close of $0.195. Even so, the company's collapse cost the fund one-half of one percentage point in overall performance. Other stocks also suffered from earnings quality concerns. Our position in electricity producer Calpine (0.4% of net assets), for instance, cost the fund one-quarter of one percentage point of return.

Anticipating that lower interest rates would spark consumer-driven economic improvement, we increased our exposure to consumer discretionary and materials sectors. A position in wood products company Georgia-Pacific (0.7% of net assets) and in the gold mining company Barrick Gold (0.6% of net assets) both did well and helped offset losses in the portfolio.

Our commitment to international stocks hurt fund performance because those holdings underperformed the S&P 500 Index-- the benchmark we use to gauge the fund's performance. Lower interest rates aided US markets, an advantage overseas markets did not fully share.

On the fixed income side, we began the six-month period in November with expectations that long-term interest rates would continue to fall, which they did -- but only briefly. The bond market responded positively to the US Treasury Department's decision to stop issuing the 30-year Treasury bond and that helped performance. Subsequently, we cut our exposure to bonds and interest rates began to rise by mid-November. By mid-January, we began to shift our emphasis again with purchases of longer-term bonds.

LOOKING AHEAD
Despite a strong first quarter report on the US economy, we expect growth to slow somewhat to an annualized pace of approximately 3.5% through the end of 2002. A good part of the recovery, we believe, will be in inventory stabilization and rebuilding. By year's end we expect an improvement in capital spending. We also believe that inflationary pressures will be mild and that corporate profits will rise modestly during the year.

Given this economic outlook, we plan to reduce our commitment to financial and consumer-related companies and increase exposure to cyclical industries and industries that should benefit from an increase in capital spending, such as the technology sector. Although our foreign investments have lagged, we believe that they will benefit from international economic recovery and plan no change to our overseas strategy.

On the fixed income side, we expect short-term interest rates to rise through year's end, but we are optimistic that long-term interest rates should ease somewhat as productivity growth helps keep the lid on inflation. With the improvement in economic activity, we are expecting better performance from corporate bonds than for government securities.

/s/ Harvey B. Hirschhorn            /s/ Scott Schermerhorn

Harvey B. Hirschhorn                Scott Schermerhorn



/s/ Michael T. Kennedy              /s/ Scott B. Richards

Michael T. Kennedy                  Scott B. Richards


/s/ Laura A. Ostrander

Laura A. Ostrander



Harvey B. Hirschhorn and Scott Schermerhorn manage the equity portion of the fund. Harvey Hirschhorn joined Stein Roe & Farnham Incorporated in 1973. He is the lead portfolio manager of The Liberty Fund and co-manages other funds within the Liberty family of funds. Scott Schermerhorn joined Liberty in 1998. Prior to that, he was the head of the value team at Federated Investors. Michael T. Kennedy, Scott B. Richards and Laura A. Ostrander manage the fund's fixed income holdings. Michael Kennedy joined Stein Roe in 1987 and co-manages a number of fixed income funds. Scott Richards has over 15 years of money management experience. He is the lead manager of Liberty's high yield bond portfolios. Laura Ostrander, like Scott Richards, has over 15 years of money management experience. She manages or co-manages a number of Liberty's fixed income funds. Prior to joining Liberty in 1996, she was fixed income portfolio manager with American Express Financial Advisors.

Nordea Investment Management ("Nordea") manages the fund's international investments. The firm is a direct, wholly-owned subsidiary of Unibank A/S, one of Scandinavia's leading financial institutions. Nordea's investment decisions for the fund are made by an investment team.



[Bar chart:]
 Top 5 equity sectors as of 4/30/02 (%)

Financials                                 11.6
Information technology                      8.8
Consumer discretionary                      8.1
Health care                                 7.7
Industrials                                 5.4


Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings and sector breakdown in the future.


Investing in stocks and bonds involves certain risks, including price fluctuations caused by economic and business developments and changes in interest rates. There are also specific risks involved when investing in foreign stocks, such as currency exchange rate fluctuations, economic change, instability of emerging countries and political developments.

 Investment Portfolio

April 30, 2002 (Unaudited)


COMMON STOCKS - 56.7%              SHARES         VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 8.1%
AUTOMOBILES & COMPONENTS - 0.6%
  AUTO PARTS & EQUIPMENT - 0.4%
Delphi Corp.                     256,500    $ 3,988,575
--------------------------------------------------------------------------------
  AUTOMOBILE MANUFACTURERS - 0.2%
Honda Motor Co., Ltd.             60,100      2,692,616
--------------------------------------------------------------------------------
CONSUMER DURABLES & APPAREL - 0.3%
  CONSUMER ELECTRONICS - 0.3%
Koninklijke (Royal) Philips
   Electronics N.V.              120,699      3,723,753
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 0.3%
  HOTELS - 0.1%
P & O Princess Cruises PLC       247,000      1,663,155
--------------------------------------------------------------------------------
  RESTAURANTS - 0.2%
Compass Group PLC                316,600      1,970,300
--------------------------------------------------------------------------------
MEDIA - 2.8%
  ADVERTISING - 1.1%
Interpublic Group of
   Companies., Inc.              317,500      9,804,400
WPP Group PLC                    222,225      2,357,860
--------------------------------------------------------------------------------
                                             12,162,260
--------------------------------------------------------------------------------
  BROADCASTING & CABLE - 0.8%
British Sky Broadcasting
   Group PLC (a)                  98,000      1,096,935
Liberty Media Corp., Class A (a) 555,000      5,938,500
Societe Television Francaise      43,300      1,231,794
--------------------------------------------------------------------------------
                                              8,267,229
--------------------------------------------------------------------------------
  MOVIES & ENTERTAINMENT - 0.9%
AOL Time Warner, Inc. (a)        539,300     10,257,486
--------------------------------------------------------------------------------
RETAILING - 4.1%
  APPAREL RETAIL - 0.2%
Gucci Group N.V.                  20,570      1,990,700
--------------------------------------------------------------------------------
  COMPUTER & ELECTRONIC RETAIL - 0.5%
Best Buy Co., Inc. (a)            82,200      6,111,570
--------------------------------------------------------------------------------
  DEPARTMENT STORES - 0.3%
Kohl's Corp. (a)                  44,500      3,279,650
--------------------------------------------------------------------------------
  GENERAL MERCHANDISE STORES - 1.8%
Wal-Mart Stores, Inc.            355,400     19,852,644
--------------------------------------------------------------------------------
  HOME IMPROVEMENT RETAIL - 0.8%
Home Depot, Inc.                 193,800      8,986,506
--------------------------------------------------------------------------------
  INTERNET RETAIL - 0.5%
eBay, Inc. (a)                    99,400      5,278,140

--------------------------------------------------------------------------------
CONSUMER STAPLES - 4.0%
FOOD & DRUG RETAILING - 0.1%
  FOOD RETAIL - 0.1%
FamilyMart Co., Ltd.              48,000      1,011,784
--------------------------------------------------------------------------------



                                   SHARES         VALUE
--------------------------------------------------------------------------------
FOOD, BEVERAGES & TOBACCO - 2.3%
  BREWERS - 0.4%
Anheuser Busch Cos., Inc.         85,000    $ 4,505,000
--------------------------------------------------------------------------------
  PACKAGED FOODS - 0.8%
Cadbury Schweppes PLC            166,800      1,265,349
General Mills, Inc.               59,000      2,598,950
Koninklijke Numico N.V.           34,944        901,281
Nestle SA, Registered Shares      18,040      4,273,718
--------------------------------------------------------------------------------
                                              9,039,298
--------------------------------------------------------------------------------
  SOFT DRINKS - 0.5%
PepsiCo, Inc.                    112,800      5,854,320
--------------------------------------------------------------------------------
  TOBACCO - 0.6%
Compagnie Financiere
   Richemont AG, Class A          52,800      1,200,223
Philip Morris Companies, Inc.     94,400      5,138,192
--------------------------------------------------------------------------------
                                              6,338,415
--------------------------------------------------------------------------------
HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
  HOUSEHOLD PRODUCTS - 1.5%
Kimberly-Clark Corp.             113,500      7,391,120
Procter & Gamble Co.             101,700      9,179,442
--------------------------------------------------------------------------------
                                             16,570,562
--------------------------------------------------------------------------------
  PERSONAL PRODUCTS - 0.1%
Kaneka Corp.                     146,000      1,010,695

--------------------------------------------------------------------------------
ENERGY - 3.9%
INTEGRATED OIL & GAS - 3.5%
Amerada Hess Corp.                65,900      5,066,392
Conoco, Inc., Class A            131,326      3,683,694
Exxon Mobil Corp.                539,568     21,674,447
Shell Transport & Trading
  Co., PLC                       446,920      3,176,948
Total B                           32,880      4,978,757
--------------------------------------------------------------------------------
                                             38,580,238
--------------------------------------------------------------------------------
OIL & GAS DRILLING - 0.4%
Noble Drilling Corp. (a)         118,700      5,145,645

--------------------------------------------------------------------------------
FINANCIALS - 11.6%
BANKS - 3.0%
DBS Group Holdings, Ltd.         113,000        871,265
ForeningsSparbanken AB           101,100      1,267,610
Lloyds TSB Group PLC             448,000      5,151,678
Sumitomo Mitsui Banking Corp.     98,000        436,013
UBS AG, Registered Shares         88,390      4,269,969
UFJ Holdings, Inc.                   129        319,076
UniCredito Italiano S.p.A        329,500      1,527,657
U.S. Bancorp                     338,900      8,031,930
Wells Fargo & Co.                235,700     12,056,055
--------------------------------------------------------------------------------
                                             33,931,253
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS - 4.5%
  CONSUMER FINANCE - 0.1%
Promise Co., Ltd.                 12,000        631,899
--------------------------------------------------------------------------------



See notes to investment portfolio.

COMMON STOCKS (CONTINUED)          SHARES         VALUE
--------------------------------------------------------------------------------
  DIVERSIFIED FINANCIAL SERVICES - 4.3%
Ambac Financial Group, Inc.      103,150    $ 6,484,009
Citigroup, Inc.                  491,599     21,286,237
Fannie Mae                        79,000      6,235,470
Fortis                            81,700      1,874,065
Freddie Mac                      127,600      8,338,660
Nomura Holdings, Inc.            120,000      1,670,751
Sanpaolo IMI S.p.A               136,500      1,520,077
--------------------------------------------------------------------------------
                                             47,409,269
--------------------------------------------------------------------------------
  MULTI-SECTOR HOLDINGS - 0.1%
AMB Generali Holding, AG          13,050      1,456,785
--------------------------------------------------------------------------------
INSURANCE - 4.1%
  INSURANCE BROKERS - 0.4%
Marsh & McLennan Companies, Inc.  42,200      4,265,576
--------------------------------------------------------------------------------
  LIFE & HEALTH INSURANCE - 0.1%
Alleanza Assicurazioni           161,000      1,558,108
--------------------------------------------------------------------------------
  MULTI-LINE INSURANCE - 2.0%
American International
  Group, Inc.                    244,609     16,907,374
CNP Assurances                    57,500      2,121,822
Skandia Forsakrings AB           352,500      1,678,457
Swiss Re, Registered Shares       12,530      1,267,183
--------------------------------------------------------------------------------
                                             21,974,836
--------------------------------------------------------------------------------
  PROPERTY & CASUALTY INSURANCE  - 1.6%
Berkshire Hathaway, Inc., Class A (a) 106     7,785,700
MGIC Investment Corp.             49,100      3,503,776
Radian Group, Inc.               123,000      6,383,700
--------------------------------------------------------------------------------
                                             17,673,176
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HEALTH CARE - 7.7%
HEALTH CARE EQUIPMENT & SERVICES - 2.6%
  HEALTH CARE EQUIPMENT - 0.5%
Medtronic, Inc.                  129,000      5,765,010
--------------------------------------------------------------------------------
  HEALTH CARE FACILITIES - 0.5%
HCA, Inc.                        113,700      5,433,723
--------------------------------------------------------------------------------
  HEALTH CARE SUPPLIES - 0.3%
Essilor International SA          41,000      1,666,867
Hoya Corp.                        20,000      1,487,186
--------------------------------------------------------------------------------
                                              3,154,053
--------------------------------------------------------------------------------
  MANAGED HEALTH CARE - 1.3%
Aetna, Inc.                      311,000     14,803,600
--------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY - 5.1%
  BIOTECHNOLOGY - 0.4%
Genentech, Inc. (a)               45,700      1,622,350
Genzyme Corp. (a)                 83,500      3,418,490
--------------------------------------------------------------------------------
                                              5,040,840
--------------------------------------------------------------------------------



                                   SHARES         VALUE
--------------------------------------------------------------------------------
  PHARMACEUTICALS - 4.7%
Aventis SA                        53,040    $ 3,765,029
GlaxoSmithKline PLC              117,000      2,830,659
Merck & Co., Inc.                226,800     12,324,312
Pfizer, Inc.                     441,200     16,037,620
Pharmacia Corp.                  241,600      9,961,168
Roche Holding AG                  19,000      1,442,599
Shire Pharmaceuticals Group
  PLC (a)                        105,420        782,050
Teva Pharmaceuticals Industries
   Ltd., ADR                      17,000        952,170
Wyeth                             69,000      3,933,000
--------------------------------------------------------------------------------
                                             52,028,607
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDUSTRIALS - 5.4%
CAPITAL GOODS - 3.8%
  AEROSPACE & DEFENSE - 1.5%
General Dynamics Corp.            95,200      9,242,968
Raytheon Co.                     165,600      7,004,880
--------------------------------------------------------------------------------
                                             16,247,848
--------------------------------------------------------------------------------
  CONSTRUCTION & FARM MACHINERY - 0.1%
Invensys PLC                     693,000      1,085,764
--------------------------------------------------------------------------------

  ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
Emerson Electric Co.              75,200      4,014,928
Ushio, Inc.                       82,000      1,097,033
--------------------------------------------------------------------------------
                                              5,111,961
--------------------------------------------------------------------------------
  INDUSTRIAL CONGLOMERATES - 1.7%
General Electric Co.             368,500     11,626,175
Siemens AG (a)                    27,720      1,684,707
Textron, Inc.                    130,800      6,432,744
--------------------------------------------------------------------------------
                                             19,743,626
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 0.5%
  DATA PROCESSING SERVICES - 0.1%
Concord EFS, Inc. (a)             30,100        980,959
--------------------------------------------------------------------------------

  DIVERSIFIED COMMERCIAL SERVICES - 0.4%
Bellsystem24, Inc.                 2,600        903,979
Chubb PLC                        669,000      1,706,310
Secom Co., Ltd.                   36,000      1,769,689
--------------------------------------------------------------------------------
                                              4,379,978
--------------------------------------------------------------------------------
TRANSPORTATION - 1.1%
  AIR FREIGHT & COURIERS - 1.1%
FedEx Corp. (a)                   99,200      5,125,664
TPG N.V.                          88,850      1,923,692
United Parcel Service, Inc.,
  Class B                         92,000      5,523,680
--------------------------------------------------------------------------------
                                             12,573,036
--------------------------------------------------------------------------------



See notes to investment portfolio.

April 30, 2002 (Unaudited)



COMMON STOCKS (CONTINUED)          SHARES         VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 8.8%
SOFTWARE & SERVICES - 2.3%
  APPLICATION SOFTWARE - 0.7%
SAP AG                            14,135    $ 1,828,587
Siebel Systems, Inc. (a)         259,500      6,277,305
--------------------------------------------------------------------------------
                                              8,105,892
--------------------------------------------------------------------------------
  INFORMATION TECHNOLOGY
    CONSULTING & SERVICES - 0.1%
Cap Gemini SA                     13,350        778,187
--------------------------------------------------------------------------------
  SYSTEMS SOFTWARE - 1.5%
Microsoft Corp. (a)              331,900     17,345,094
--------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT - 6.5%
  COMPUTER HARDWARE - 1.5%
Dell Computer Corp. (a)          392,400     10,335,816
Legend Holdings Ltd.           2,452,000        990,345
Sun Microsystems, Inc. (a)       641,400      5,246,652
--------------------------------------------------------------------------------
                                             16,572,813
--------------------------------------------------------------------------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS  - 0.5%
Flextronics International
  Ltd. (a)                       328,800      4,553,880
Samsung Electronics Co., Ltd.,
   GDR (b)                         8,000      1,179,600
--------------------------------------------------------------------------------
                                              5,733,480
--------------------------------------------------------------------------------
  NETWORKING EQUIPMENT - 1.1%
Cisco Systems, Inc. (a)          564,200      8,265,530
Datacraft Asia Ltd.              292,000        595,680
Finisar Corp. (a)                452,500      2,891,475
--------------------------------------------------------------------------------
                                             11,752,685
--------------------------------------------------------------------------------
  OFFICE ELECTRONICS - 0.2%
Canon, Inc.                       56,000      2,143,041
--------------------------------------------------------------------------------
  SEMICONDUCTOR EQUIPMENT - 0.5%
Applied Materials, Inc. (a)      233,400      5,676,288
--------------------------------------------------------------------------------
  SEMICONDUCTORS - 2.6%
ARM Holdings PLC (a)             195,000        628,088
ASML Holding N.V. (a)             35,000        882,000
ASML Holding N.V.,
   NY Registered Shares (a)       85,500      1,939,679
Intel Corp.                      611,400     17,492,154
Taiwan Semiconductor Manufacturing
   Co., Ltd., ADR                 50,000        885,000
Texas Instruments, Inc.          231,800      7,169,574
--------------------------------------------------------------------------------
                                             28,996,495
--------------------------------------------------------------------------------
  TELECOMMUNICATIONS EQUIPMENT - 0.1%
Nokia Oyj                         48,000        781,273
Nokia Oyj, ADR                    14,500        235,770
--------------------------------------------------------------------------------
                                              1,017,043
--------------------------------------------------------------------------------
MATERIALS - 2.3%
CHEMICALS - 0.7%
  DIVERSIFIED CHEMICALS - 0.7%
Dupont (E.I.) de Nemours & Co.   150,996      6,719,322
Shin-Etsu Chemical Co., Ltd.      32,000      1,316,689
--------------------------------------------------------------------------------
                                              8,036,011
--------------------------------------------------------------------------------


                                   SHARES         VALUE
--------------------------------------------------------------------------------
METALS & MINING - 0.7%
  ALUMINUM - 0.1%
Pechiney SA                       17,940     $  867,281
--------------------------------------------------------------------------------
  GOLD - 0.6%
Barrick Gold Corp.               345,600      6,936,192
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS - 0.9%
  PAPER PRODUCTS - 0.9%
Georgia-Pacific Corp.            275,500      7,983,990
UPM-Kymmene Oyj                   34,500      1,208,181
--------------------------------------------------------------------------------
                                              9,192,171
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 2.8%
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.2%
  INTEGRATED TELECOMMUNICATION SERVICES - 2.2%
AT&T Corp.                       400,800      5,258,496
SBC Communications, Inc.         294,400      9,144,064
Telecom Italia S.p.A             231,400      1,839,447
Verizon Communications, Inc.     211,900      8,499,309
--------------------------------------------------------------------------------
                                             24,741,316
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 0.6%
China Mobile Ltd. (a)(c)         372,000      1,231,319
NTT DoCoMo, Inc.                     650      1,651,228
Telefonica, SA                   106,745      1,141,635
Vodafone Group PLC             1,283,558      2,071,824
--------------------------------------------------------------------------------
                                              6,096,006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
UTILITIES - 2.1%
ELECTRIC UTILITIES - 2.0%
Calpine Corp. (a)                379,300      4,172,300
Exelon Corp.                     109,412      5,941,072
National Grid Group PLC          368,800      2,644,537
PG&E Corp. (a)                   211,000      4,958,500
Public Service Enterprise
  Group, Inc.                     92,800      4,301,280
--------------------------------------------------------------------------------
                                             22,017,689
--------------------------------------------------------------------------------
GAS UTILITIES - 0.1%
Centrica PLC                     446,000      1,373,173
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
  (cost of $611,913,526)                    630,911,305
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES &
OBLIGATIONS - 13.3%                 PAR
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 12.7%
Federal Home Loan Mortgage Corp.:
   4.500% 03/15/04           $ 1,300,000      1,174,942
   5.750% 09/15/10             1,285,000      1,185,022
   6.000% 02/01/09-03/01/32   26,440,104     26,309,687
   6.500% 07/01/14-01/01/30    4,420,424      4,483,575
   7.000% 11/01/29-01/01/30    1,095,060      1,130,299
   8.000% 07/01/20               258,731        274,058
--------------------------------------------------------------------------------
                                             34,557,583
--------------------------------------------------------------------------------




See notes to investment portfolio.

U.S. GOVERNMENT AGENCIES &
OBLIGATIONS (CONTINUED)               PAR         VALUE
--------------------------------------------------------------------------------
Federal National Mortgage Association:
   5.125% 02/13/04           $ 1,250,000    $ 1,289,450
   6.500% 05/01/07-02/01/32   57,086,907     58,255,734
   6.625% 09/15/09             8,175,000      8,777,906
   7.125% 02/15/05             1,050,000      1,136,951
--------------------------------------------------------------------------------
                                             69,460,041
--------------------------------------------------------------------------------
Government National Mortgage Association:
   6.000% 01/15/29             1,967,699      1,949,464
   6.500% 12/15/23-12/15/28   24,310,345     24,669,888
   7.000% 08/15/23            10,150,713     10,544,053
--------------------------------------------------------------------------------
                                             37,163,405
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 0.6%
U.S. Treasury Bonds and Notes:
   5.375% 02/15/31             1,350,000      1,306,544
   11.625% 11/15/04 (d)        1,572,000      1,874,610
   11.875% 11/15/03            2,000,000      2,269,680
   12.000% 08/15/13            1,323,000      1,825,528
--------------------------------------------------------------------------------
                                              7,276,362
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
  (cost of $131,667,526)                    148,457,391
--------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED &
ASSET-BACKED SECURITIES - 6.4%
--------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED
SECURITIES - 5.9%
Aames Mortgage Trust,
   7.870% 09/15/25             1,158,053      1,161,310
Countrywide Home Loans,
   6.500% 12/25/28             1,919,028      1,944,724
First Union Chase Commercial Mortgage,
   6.645% 04/15/09            11,250,000     11,846,765
GE Capital Mortgage Services, Inc.,
   6.250% 01/25/29             1,356,811      1,301,127
GS Mortgage Securities Corp.,
   6.620% 10/18/30            11,000,000     11,423,642
Headlands Mortgage Securities, Inc.:
   6.500% 11/25/28             1,917,732      1,837,502
   6.500% 11/25/28               695,178        628,674
   7.000% 02/25/28             3,183,593      3,256,657
JP Morgan Commercial Mortgage Finance Corp.,
   7.400% 07/15/31               700,000        758,406
LB-UBS Commercial Mortgage Trust,
   6.510% 11/15/10            11,000,000     11,254,375
MBNA Master Credit Card Trust,
   6.600% 04/16/07             5,000,000      5,317,505
Norwest Asset Securities Corp.:
   6.250% 01/15/29             3,466,451      3,251,323
   6.500% 01/25/29             1,730,655      1,633,928
PNC Mortgage Securities Corp.,
   7.000% 03/25/28             3,305,579      3,384,979




                                      PAR         VALUE
--------------------------------------------------------------------------------
Provident Bank Home Equity Loan Trust,
   7.600% 10/25/12            $ 1,130,942   $ 1,188,151
Residential Accredit Loans, Inc.,
   6.500% 03/25/29             3,008,357      2,976,528
Residential Funding Mortgage Securities, Inc.,
   6.500% 04/25/13             2,531,266      2,561,641
--------------------------------------------------------------------------------
                                             65,727,237
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 0.5%
Delta Funding Home Equity Loan Trust,
   8.010% 10/25/27             5,000,000      5,274,805
--------------------------------------------------------------------------------

TOTAL NON-AGENCY MORTGAGE-BACKED &
  ASSET-BACKED SECURITIES
  (cost of $69,612,289)                      71,002,042
--------------------------------------------------------------------------------

CORPORATE FIXED-INCOME BONDS & NOTES - 17.7%
--------------------------------------------------------------------------------
AGRICULTURE, FORESTRY & FISHING - 0.7%
FORESTRY - 0.7%
Weyerhaeuser Co.,
   6.750% 03/15/12 (b)         7,000,000      7,064,820
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONSTRUCTION - 0.7%
BUILDING CONSTRUCTION - 0.7%
Centex Corp.,
   7.500% 01/15/12             6,000,000      6,182,580
D.R. Horton, Inc.,
   8.000% 02/01/09               500,000        492,500
KB Home,
   8.625% 12/15/08             1,000,000      1,000,000
Standard Pacific Corp.,
   9.250% 04/15/12               300,000        306,000
--------------------------------------------------------------------------------
                                              7,981,080
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 7.0%
CONSUMER FINANCE - 0.0%
Ono Finance PLC:
   13.000% 05/01/09               50,000         22,000
   14.000% 02/15/11               30,000         13,200
--------------------------------------------------------------------------------
                                                 35,200
--------------------------------------------------------------------------------
DEPOSITORY INSTITUTIONS - 2.1%
Bank One Corp.,
   6.500% 02/01/06             8,000,000      8,340,880
Beverly Enterprises, Inc.,
   9.000% 02/15/06                75,000         75,750
Citicorp,
   8.040% 12/15/19             6,710,000      7,219,893
European Investment Bank:
   4.000% 01/15/07             1,000,000        869,592
   10.375% 11/22/04              200,000        327,459
Morgan Stanley Dean Witter,
   6.100% 04/15/06             5,000,000      5,119,450



See notes to investment portfolio.

April 30, 2002 (Unaudited)



CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)             PAR         VALUE
--------------------------------------------------------------------------------
DEPOSITORY INSTITUTIONS (CONTINUED)
Sovereign Bancorp, Inc.,
   10.500% 11/15/06           $1,075,000    $ 1,193,530
UCAR Finance, Inc.,
   10.250% 02/15/12 (b)          100,000        105,500
--------------------------------------------------------------------------------
                                             23,252,054
--------------------------------------------------------------------------------
FINANCIAL SERVICES - 1.7%
Beaver Valley Funding Corp.,
   9.000% 06/01/17               475,000        521,208
Credit Suisse First Boston U.S.A., Inc.,
   6.500% 01/15/12             6,000,000      5,902,440
General Electric Capital Corp.,
   6.750% 03/15/32             3,000,000      2,966,700
International Lease Finance,
   6.375% 03/15/09             5,750,000      5,777,888
Intertek Finance PLC.,
   10.250% 11/01/06              900,000        931,500
National Rural Utilities,
   7.250% 03/01/12             2,400,000      2,455,704
PDVSA Finance Ltd.:
   Series 1998-1,
     6.650% 02/15/06             100,000         92,000
   Series 1999-G,
     6.250% 02/15/06             100,000         80,122
   Series 1999-I,
     9.750% 02/15/10             370,000        370,000
--------------------------------------------------------------------------------
                                             19,097,562
--------------------------------------------------------------------------------
INSURANCE CARRIERS - 1.0%
Florida Windstorm Underwriting Association:
   6.500% 08/25/02               350,000        353,364
   7.125% 02/25/19             7,025,000      7,203,084
Metropolitan Life Insurance Co.,
   6.300% 11/01/03             3,000,000      3,111,030
--------------------------------------------------------------------------------
                                             10,667,478
--------------------------------------------------------------------------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 2.2%
Countrywide Home Loans, Inc.,
   6.850% 06/15/04             7,250,000      7,574,293
Ford Motor Credit Co.,
   7.375% 02/01/11             6,750,000      6,760,058
General Motors Acceptance Corp.,
   6.125% 01/22/08             3,000,000      2,927,220
Household Finance Corp.,
   6.500% 01/24/06             7,000,000      7,163,870
--------------------------------------------------------------------------------
                                             24,425,441
--------------------------------------------------------------------------------
REAL ESTATE - 0.0%
Lennar Corp.,
   9.950% 05/01/10               500,000        555,000
--------------------------------------------------------------------------------



                                      PAR         VALUE
--------------------------------------------------------------------------------
MANUFACTURING - 2.1%
CHEMICALS & ALLIED PRODUCTS - 0.0%
Huntsman ICI Holdings LLC,
   (e) 12/31/09               $  510,000      $ 130,050
Lyondell Chemical Co.,
   9.625% 05/01/07                50,000         49,688
Messer Griesheim Holding AG,
   10.375% 06/01/11              245,000        238,206
Sterling Chemicals, Inc.,
   11.250% 04/01/07 (f)          100,000         13,000
Terra Industries, Inc.,
   10.500% 06/15/05               50,000         43,000
Texas Petrochemical Corp.,
   11.125% 07/01/06               50,000         42,625
--------------------------------------------------------------------------------
                                                516,569
--------------------------------------------------------------------------------
ELECTRONIC & ELECTRICAL EQUIPMENT - 0.6%
Clear Channel Communications, Inc.,
   8.000% 11/01/08             1,000,000      1,025,000
Firstenergy Corp.,
   5.500% 11/15/06             4,000,000      3,812,000
Flextronics International Ltd.,
   9.875% 07/01/10               530,000        571,075
Potlatch Corp.,
   10.000% 07/15/11            1,000,000      1,100,000
--------------------------------------------------------------------------------
                                              6,508,075
--------------------------------------------------------------------------------
FABRICATED METAL - 0.0%
Earle M. Jorgensen & Co.,
   9.500% 04/01/05                30,000         29,100
--------------------------------------------------------------------------------
FOOD & KINDRED PRODUCTS - 0.2%
Constellation Brands, Inc.,
   8.125% 01/15/12             1,000,000      1,020,000
Dole Foods,
   7.250% 05/01/09 (b)           500,000        498,515
Premier International Foods, PLC,
   12.000% 09/01/09              100,000        110,000
--------------------------------------------------------------------------------
                                              1,628,515
--------------------------------------------------------------------------------
LUMBER & WOOD PRODUCTS - 0.4%
Georgia-Pacific Corp.,
   8.125% 05/15/11             4,000,000      3,993,760
--------------------------------------------------------------------------------
MACHINERY & COMPUTER EQUIPMENT - 0.0%
Sequa Corp.,
   8.875% 04/01/08               500,000        502,500
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 0.2%
Actuant Corp.,
   13.000% 05/01/09               13,000         14,820
AGCO Corp.,
   9.500% 05/01/08               250,000        270,000
American Standard, Inc.,
   7.375% 04/15/05               500,000        510,000




See notes to investment portfolio.

CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)             PAR         VALUE
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING (CONTINUED)
Flowserve Corp.,
   12.250% 08/15/10            $  20,000      $  22,700
Koppers Industries, Inc.,
   9.875% 12/01/07                60,000         60,750
Owens-Illinois, Inc.,
   7.350% 05/15/08               900,000        828,000
Tekni-Plex, Inc.,
   12.750% 06/15/10              555,000        577,200
--------------------------------------------------------------------------------
                                              2,283,470
--------------------------------------------------------------------------------
PAPER PRODUCTS - 0.1%
Durango Corp., SA,
   13.125% 08/01/06               40,000         40,350
Riverwood International Corp.,
   10.875% 04/01/08               50,000         52,500
Tembec Industries, Inc.:
   8.500% 02/01/11                20,000         20,800
   8.625% 06/30/09             1,000,000      1,040,000
--------------------------------------------------------------------------------
                                              1,153,650
--------------------------------------------------------------------------------
PETROLEUM REFINING - 0.5%
Kerr-McGee Corp.,
   5.375% 04/15/05             5,000,000      5,040,800
Pennzoil-Quaker State,
   10.000% 11/01/08 (b)          240,000        279,600
--------------------------------------------------------------------------------
                                              5,320,400
--------------------------------------------------------------------------------
POLLUTION CONTROL - 0.0%
EnviroSource, Inc.,
   14.000% 12/15/08                9,091          7,273
--------------------------------------------------------------------------------
PRIMARY METAL - 0.0%
Bayou Steel Corp.,
   9.500% 05/15/08                50,000         29,500
Kaiser Aluminum & Chemical Corp.,
   10.875% 10/15/06 (f)          360,000        284,400
Renco Metals, Inc.,
   11.500% 07/01/03 (f)           50,000          5,000
WCI Steel, Inc.,
   10.000% 12/01/04              305,000        146,400
Wheeling-Pittsburgh Corp.,
   9.250% 11/15/07 (f)           100,000          2,000
--------------------------------------------------------------------------------
                                                467,300
--------------------------------------------------------------------------------
TRANSPORTATION EQUIPMENT - 0.1%
Collins & Aikman Products Co.,
   11.500% 04/15/06               45,000         45,225
LDM Technologies, Inc.,
   10.750% 01/15/07               25,000         18,750
Lear Corp.:
   7.960% 05/15/05               500,000        518,750
   8.110% 05/15/09               500,000        520,000
--------------------------------------------------------------------------------
                                              1,102,725
--------------------------------------------------------------------------------




                                      PAR         VALUE
--------------------------------------------------------------------------------
MINING & ENERGY - 1.6%
CRUDE PETROLEUM & NATURAL GAS - 0.3%
Union Oil Co. of California,
   7.200% 05/15/05           $ 3,000,000    $ 3,125,430
--------------------------------------------------------------------------------
OIL & GAS EXTRACTION - 1.1%
Devon Financing Corp.,
   6.875% 09/30/11             4,250,000      4,295,348
El Paso Energy Corp.,
   8.500% 06/01/11             1,100,000      1,133,000
Magnum Hunter Resources, Inc.,
   10.000% 06/01/07               65,000         68,250
Mariner Energy, Inc.,
   10.500% 08/01/06               45,000         42,300
Nexen Inc.,
   7.875% 03/15/32             4,000,000      3,962,080
Ocean Energy, Inc.,
   8.875% 07/15/07             1,000,000      1,043,740
Pemex Project Funding Master Trust,
   9.125% 10/13/10             1,220,000      1,337,120
Pogo Producing Co.,
   8.250% 04/15/11             1,025,000      1,066,000
--------------------------------------------------------------------------------
                                             12,947,838
--------------------------------------------------------------------------------
OIL & GAS FIELD SERVICES - 0.2%
Enron Corp.,
   6.750% 07/01/05 (g)         3,000,000         30,000
Pioneer Natural Resources Co.,
   9.625% 04/01/10             1,000,000      1,110,000
XTO Energy, Inc.:
   7.500% 04/15/12               300,000        301,875
   8.750% 11/01/09               500,000        526,250
--------------------------------------------------------------------------------
                                              1,968,125
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RETAIL TRADE - 0.1%
FOOD STORES - 0.1%
Smithfield Foods, Inc.:
   8.000% 10/15/09               775,000        786,625
   8.000% 10/15/09 (b)           500,000        507,500
--------------------------------------------------------------------------------
                                              1,294,125
--------------------------------------------------------------------------------
MISCELLANEOUS RETAIL - 0.0%
Steinway Musical Instrument,
   8.750% 04/15/11               250,000        250,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SERVICES - 2.6%
AMUSEMENT & RECREATION - 0.3%
Ameristar Casinos, Inc.,
   10.750% 02/15/09               30,000         33,000
Anchor Gaming,
   9.875% 10/15/08                25,000         27,688
Coast Hotels & Casinos, Inc.,
   9.500% 04/01/09                80,000         84,200



See notes to investment portfolio.

April 30, 2002 (Unaudited)


CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)             PAR         VALUE
--------------------------------------------------------------------------------
AMUSEMENT & RECREATION (CONTINUED)
Hollywood Casino Corp.,
   11.250% 05/01/07           $  485,000     $  538,350
Hollywood Park, Inc.,
   9.500% 08/01/07                25,000         24,625
Horseshoe Gaming, L.L.C.,
   9.375% 06/15/07                75,000         78,750
International Game Technology,
   8.375% 05/15/09             1,000,000      1,060,000
Mohegan Tribal Gaming,
   8.125% 01/01/06             1,000,000      1,020,000
Six Flags, Inc.,
   9.500% 02/01/09                20,000         20,900
--------------------------------------------------------------------------------
                                              2,887,513
--------------------------------------------------------------------------------
BUSINESS SERVICES - 0.9%
FedEx Corp.,
   7.500% 01/15/18             4,076,596      4,380,792
Service Corp. International,
   7.700% 04/15/09               170,000        156,400
Verizon Wireless, Inc.,
   5.375% 12/15/06 (b)         6,000,000      5,754,960
--------------------------------------------------------------------------------
                                             10,292,152
--------------------------------------------------------------------------------
HEALTH SERVICES - 0.9%
AmerisourceBergen Corp.,
   8.125% 09/01/08                885,000       938,100
Bio-Rad Laboratories, Inc.,
   11.625% 02/15/07               85,000         94,775
Coventry Health,
   8.125% 02/15/12               500,000        515,000
Dynacare, Inc.,
   10.750% 01/15/06               45,000         46,800
HCA, Inc.,
   8.750% 09/01/10             1,500,000      1,672,425
Magellan Health Services, Inc.,
   9.000% 02/15/08                95,000         80,750
Quest Diagnostic, Inc.,
   7.500% 07/12/11             1,500,000      1,568,700
Res Care, Inc.,
   10.625% 11/15/08 (b)          255,000        237,150
Tenet Healthcare Corp.,
   5.375% 11/15/06             4,590,000      4,527,622
--------------------------------------------------------------------------------
                                              9,681,322
--------------------------------------------------------------------------------
HOTELS, CAMPS & LODGING - 0.5%
Host Marriott LP,
   9.500% 01/15/07 (b)           450,000        475,313
Marriot International,
   8.125% 04/01/05             4,000,000      4,290,560
Starwood Hotels Resorts,
   7.875% 05/01/12 (b)         1,000,000      1,002,360
--------------------------------------------------------------------------------
                                              5,768,233
--------------------------------------------------------------------------------





                                      PAR         VALUE
--------------------------------------------------------------------------------
OTHER SERVICES - 0.0%
HydroChem Industrial Services, Inc.,
   10.375% 08/01/07            $  50,000     $   37,500
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 2.9%
AIR TRANSPORTATION - 0.6%
Northwest Airlines, Inc.,
   8.875% 06/01/06               500,000        477,500
United Airlines, Inc.,
   7.032% 10/01/10             5,387,706      5,052,321
U.S. Air, Inc.,
   10.375% 03/01/13              605,000        399,300
--------------------------------------------------------------------------------
                                              5,929,121
--------------------------------------------------------------------------------
BROADCASTING - 0.1%
Allbritton Communications Co.,
   9.750% 11/30/07                50,000         52,750
British Sky Broadcasting PLC,
   8.200% 07/15/09             1,000,000      1,013,370
Cumulus Media, Inc.,
   10.375% 07/01/08               25,000         27,500
LIN Holdings Corp.,
   (h) 03/01/08
   (10.000% 03/01/03)            100,000         92,000
SBA Communication Corp.,
   10.250% 02/01/09               30,000         21,600
Sinclair Broadcast Group, Inc.,
   9.000% 07/15/07                40,000         41,600
--------------------------------------------------------------------------------
                                              1,248,820
--------------------------------------------------------------------------------
CABLE - 0.6%
Adelphia Communications Corp.,
   8.375% 02/01/08               200,000        163,000
Cable Satisfaction International, Inc.,
   12.750% 03/01/10               10,000          6,000
Charter Communications Holding LLC:
   (h) 04/01/11
   (9.920% 04/01/04)             200,000        140,000
   11.125% 01/15/11              500,000        495,000
Continental Cablevision, Inc.,
   8.875% 09/15/05             3,000,000      3,256,170
CSC Holdings, Inc.,
   8.125% 07/15/09             1,000,000        972,140
EchoStar DBS Corp.,
   9.250% 02/01/06               470,000        486,450
FrontierVision Holdings L.P.,
   11.875% 09/15/07              160,000        154,400
Insight Communications,
   (h) 02/15/11
   (12.250% 02/15/06)              30,000        19,050
Northland Cable Television, Inc.,
   10.250% 11/15/07               65,000         53,950
Rogers Cablesystems Ltd.,
   10.000% 12/01/07            1,000,000      1,050,000




See notes to investment portfolio.

CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)             PAR         VALUE
--------------------------------------------------------------------------------
CABLE (CONTINUED)
Telewest Communication PLC:
   11.000% 10/01/07           $  100,000     $   56,000
   11.250% 11/01/08                5,000          2,850
--------------------------------------------------------------------------------
                                              6,855,010
--------------------------------------------------------------------------------
ELECTRIC, GAS & SANITARY SERVICES - 0.2%
Allied Waste North America, Inc.:
   7.875% 01/01/09             1,000,000        980,000
   10.000% 08/01/09               90,000         92,700
CMS Energy Corp.:
   8.900% 07/15/08               250,000        265,000
   9.875% 10/15/07             1,025,000      1,122,375
--------------------------------------------------------------------------------
                                              2,460,075
--------------------------------------------------------------------------------
ELECTRIC SERVICES - 0.3%
Calpine Corp.:
   8.500% 05/01/08               225,000        191,250
   8.500% 02/15/11                40,000         34,200
   8.625% 08/15/10               500,000        427,500
Cleveland Electric Illuminating Co.,
   6.860% 10/01/08             1,000,000      1,003,040
PSE&G Energy Holdings,
   8.625% 02/15/08               655,000        657,797
Texas Utilities Electric Co.,
   8.250% 04/01/40             1,000,000      1,070,760
--------------------------------------------------------------------------------
                                              3,384,547
--------------------------------------------------------------------------------
MOTOR FREIGHT & WAREHOUSING - 0.0%
MTL, Inc.,
   10.000% 06/15/06               25,000         11,250
--------------------------------------------------------------------------------

RADIOTELEPHONE COMMUNICATIONS - 0.1%
AirGate PCS, Inc.,
   (h) 10/01/09
   (13.500% 10/01/04)             35,000         23,450
Entercom Radio/Capital,
   7.625% 03/01/14               875,000        875,000
Nextel International, Inc.:
   (h) 04/15/08
   (12.125% 04/15/03)             25,000          1,000
   12.750% 08/01/10               70,000          4,200
Nextel Partners, Inc.,
   11.000% 03/15/10               50,000         31,500
Rogers Cantel, Inc.,
   9.750% 06/01/16               100,000         91,500
TeleCorp PCS, Inc.,
   (h) 04/15/09
   (11.625% 04/15/04)            348,000        311,460
Tritel PCS, Inc.,
   10.375% 01/15/11               26,000         28,860
--------------------------------------------------------------------------------
                                              1,366,970
--------------------------------------------------------------------------------




                                      PAR         VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 1.0%
AOL Time Warner, Inc.,
   7.700% 05/01/32           $ 2,500,000   $  2,322,375
Cable & Wireless Optus Ltd.,
   8.000% 06/22/10             5,695,000      6,134,768
Carrier1 International SA,
   13.250% 02/15/09 (f)           50,000          2,000
McCaw International Ltd.,
   13.000% 04/15/07               35,000          2,100
Nextel Communications, Inc.,
   (h) 10/31/07
   (9.750% 10/31/02)              85,000         54,400
Time Warner Telecom Inc.:
   9.750% 07/15/08               260,000        130,000
   10.125% 02/01/11               80,000         40,000
WorldCom, Inc.,
   8.250% 05/15/31             4,955,000      2,081,100
--------------------------------------------------------------------------------
                                             10,766,743
--------------------------------------------------------------------------------
TOTAL CORPORATE FIXED-INCOME BONDS & NOTES
   (cost of $216,730,145)                   196,866,746
--------------------------------------------------------------------------------

FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS - 2.7%
--------------------------------------------------------------------------------
Buoni Poliennali Del Tes,
   5.250% 08/01/11             2,830,000      2,543,122
Deutchland Republic:
   5.250% 07/04/10             1,430,000      1,300,360
   6.000% 01/05/06             1,818,000      1,713,250
Government of Canada:
   5.500% 06/01/09             1,000,000        639,908
   6.000% 09/01/05-06/01/11    1,065,000        704,074
Government of France:
   4.000% 10/25/09               580,000        487,736
   5.000% 07/12/05             1,480,000      1,352,489
   6.750% 10/25/04               547,000        520,358
Government of Italy,
   6.000% 01/31/08             1,108,000      1,047,029
Government of New Zealand:
   6.000% 11/15/11             1,032,000        438,590
   8.000% 11/15/06             1,500,000        708,155
Government of Sweden,
   8.000% 08/15/07             8,765,000        955,207
Government of Victoria,
   7.500% 08/15/08               975,000        562,260
Hellenic Republic,
   8.600% 03/26/08               350,000        370,953
Irish Government Bond,
   5.000% 04/18/13               500,000        436,801




See notes to investment portfolio.

April 30, 2002 (Unaudited)


FOREIGN GOVERNMENT AGENCIES
& OBLIGATIONS (CONTINUED)             PAR         VALUE
--------------------------------------------------------------------------------
Kingdom of Norway:
   6.000% 05/16/11           $10,580,000    $ 1,198,274
   9.500% 10/31/02             6,150,000        738,909
Ministry Finance Russia,
   9.000% 03/25/04               150,000         70,186
Poland Government Bond:
   6.000% 10/27/14               762,300        767,636
   8.500% 10/12/04-05/12/06    5,039,000      1,239,345
Province of Ontario,
   6.250% 03/08/05               550,000        365,436
Republic of Brazil:
   8.875% 04/15/24             1,500,000      1,005,000
   12.000% 11/17/06              400,000        358,480
   12.750% 01/15/20              545,000        498,675
Republic of Bulgaria:
   7.500% 01/15/13               515,000        443,345
   8.250% 01/15/15               237,000        227,520
Republic of Colombia:
   9.750% 04/09/11               201,501        207,043
   10.000% 01/23/12              685,000        654,175
   11.375% 01/31/08              150,000        134,025
   11.750% 02/25/20              105,000        104,423
Republic of Ecuador,
   12.000% 11/15/12              205,000        173,738
Republic of Panama,
   10.750% 05/15/20            1,215,000      1,360,800
Republic of South Africa:
   7.375% 04/25/12                80,000         79,869
   9.125% 05/19/09               190,000        211,375
   13.000% 08/31/10            5,390,000        529,011
Republic of Venezuela, Floating Rate:
   2.875% 12/18/07               619,040        510,708
   9.250% 09/15/27               300,000        212,400
   13.625% 08/15/18              375,000        349,688
Russian Federation:
   5.000% 03/31/30               375,000        261,188
   11.000% 07/24/18              459,000        501,733
   12.750% 06/24/28            1,210,000      1,476,200
United Kingdom Treasury:
   6.750% 11/26/04               260,000        395,421
   7.500% 12/07/06               685,000      1,091,599
United Mexican States:
   8.300% 08/15/31               875,000        890,313
   11.000% 05/08/17          600,000,000        351,458
--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS
   (cost of $27,115,627)                     30,188,265
--------------------------------------------------------------------------------




PREFERRED STOCKS - 0.2%            SHARES         VALUE
--------------------------------------------------------------------------------
MANUFACTURING - 0.2%
MEASURING & ANALYZING INSTRUMENTS - 0.2%
Fresenius AG                      21,000    $ 1,559,683
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 0.0%
BROADCASTING - 0.0%
Granite Broadcasting Corp.,
   12.750% PIK                        39         22,230
PriMedia, Inc.,
   9.200%                            500         22,500
--------------------------------------------------------------------------------
                                                 44,730
--------------------------------------------------------------------------------
CABLE - 0.0%
CSC Holdings Limited,
   11.125% PIK                       874         82,156
--------------------------------------------------------------------------------
POLLUTION CONTROL - 0.0%
EnviroSource, Inc.                   200             36
EnviroSource, Inc.                    50          2,315
--------------------------------------------------------------------------------
                                                  2,351
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
   (cost of $2,760,827)                       1,688,920
--------------------------------------------------------------------------------

WARRANTS - 0.0% (A)
--------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.0%
CONSUMER FINANCE - 0.0%
Ono Finance PLC:
   expires 05/31/09                   50            100
   expires 02/15/11                   30              4
--------------------------------------------------------------------------------
                                                    104
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 0.0%
CABLE - 0.0%
Cable Satisfaction International, Inc.,
   expires 03/01/05                   10             70
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 0.0%
AirGate PCS, Inc.,
   expires 10/01/09                   53            758
Carrier1 International,
   expires 02/19/09                   21            (i)
Horizon PCS, Inc.,
   expires 10/01/03                   45            900
Jazztel PLC,
   expires 07/15/10                   15            (i)
--------------------------------------------------------------------------------
                                                  1,658
--------------------------------------------------------------------------------
TOTAL WARRANTS
   (cost of $5,171)                               1,832
--------------------------------------------------------------------------------




See notes to investment portfolio.

SHORT-TERM OBLIGATION - 2.4%         PAR          VALUE
--------------------------------------------------------------------------------
Repurchase agreement with
   SBC Warburg Ltd., dated
   04/30/02, due 05/01/02 at
   1.870%, collateralized by
   U.S. Treasury Bonds and/or
   Notes with various
   maturities to 02/15/29,
   market value $27,511,100
   (repurchase proceeds
   $26,864,395)
   (cost of $26,863,000)     $26,863,000 $   26,863,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS - 99.4%
   (cost of $1,086,668,111)(j)            1,105,979,501
--------------------------------------------------------------------------------

OTHER ASSETS & LIABILITIES, NET - 0.6%        6,966,178
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                      $1,112,945,679
================================================================================


NOTES TO INVESTMENT PORTFOLIO:
(a)Non-income producing.
(b)These securities are exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2002, the value of these securities amounted to $17,105,318, which represents 1.5% of net assets.
(c)Represents fair value as determined under the direction of the Board of Trustees.
(d)This security, or a portion thereof, with a total market value of $1,252,125 is being used to collateralize open futures contracts.
(e)Zero coupon bond.
(f)This issuer is in default of certain debt covenants. Income is not being accrued.
(g)As of April 30, 2002, the Fund held bonds of Enron Corp., representing less than 0.01% of net assets. Enron Corp. filed bankruptcy protection under Chapter 11 on December 2, 2001.
(h)Stepped coupon bonds. Currently accruing at zero. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing this rate.
(i)Rounds to less than one.
(j)Cost for generally accepted accounting principles is $1,086,668,111. Cost for federal income tax purposes is $1,087,741,489. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities.





Long futures contract open on April 30, 2002:

                     PAR VALUE              UNREALIZED
                    COVERED BY   EXPIRATION APPRECIATION
   TYPE              CONTRACTS      MONTH   AT 04/30/02
--------------------------------------------------------------------------------
   10 Year U.S.
     Treasury Note  $8,000,000      June     $195,185
                                            -----------

Short futures contract open on April 30, 2002:

                     PAR VALUE              UNREALIZED
                    COVERED BY   EXPIRATION DEPRECIATION
   TYPE              CONTRACTS      MONTH   AT 04/30/02
--------------------------------------------------------------------------------
   30 Year U.S.
     Treasury Bond  $6,500,000      June     $(188,757)
                                            -----------

As of April 30, 2002, the Fund had entered into the following forward currency exchange contracts:
                                          NET UNREALIZED
   CONTRACTS TO  IN EXCHANGE   SETTLEMENT  DEPRECIATION
      DELIVER        FOR          DATE      AT 04/30/02
--------------------------------------------------------------------------------
   CAD   452,000 $  283,807    05/06/2002 $   (4,422)
   EUR 1,193,400  1,002,642    05/15/2002    (19,475)
   EUR   797,300    532,020    05/20/2002    (10,150)
   GBP   571,000    820,405    05/15/2002    (11,056)
   NOK 9,254,000  1,067,362    05/15/2002    (29,748)
   SEK 3,900,000    378,274    05/15/2002     (1,884)
                                           ---------
                                          $  (76,735)
                                           ---------



           ACRONYM                NAME
--------------------------------------------------------------------------------
             ADR       American Depositary Receipt
             CAD             Canadian Dollar
             EUR               Euro Dollar
             GBP              British Pound
             GDR        Global Depositary Receipt
             NOK             Norwegian Krona
             PIK             Payment-In-Kind
             SEK              Swedish Krona


See notes to financial statements.

 Statement of Assets and Liabilities



April 30, 2002 (Unaudited)

ASSETS:
Investments, at cost                     $1,086,668,111
--------------------------------------------------------------------------------
Investments, at value                    $1,105,979,501
Foreign currency (cost of $2,613,766)         2,638,810
Receivable for:
   Investments sold                              34,301
   Fund shares sold                             153,674
   Interest                                   5,996,301
   Dividends                                    855,004
Deferred Trustees' compensation plan             30,790
--------------------------------------------------------------------------------
        Total Assets                      1,115,688,381
--------------------------------------------------------------------------------
LIABILITIES:
Payable to custodian bank                       433,637
Net unrealized depreciation on
   forward currency contracts                    76,735
Payable for:
   Investments purchased                         65,555
   Fund shares repurchased                    1,209,871
   Futures variation margin                      13,594
   Management fee                               508,993
   Transfer agent fee                           320,597
   Bookkeeping fee                               37,799
   Trustees' fee                                  4,268
Deferred Trustees' fee                           30,790
Other liabilities                                40,863
--------------------------------------------------------------------------------
        Total Liabilities                     2,742,702
--------------------------------------------------------------------------------
NET ASSETS                               $1,112,945,679
================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                          $1,129,895,745
Overdistributed net investment
   income                                       (12,854)
Accumulated net realized loss               (36,241,076)
Net unrealized appreciation (depreciation) on:
   Investments                               19,311,390
   Foreign currency translations                (13,954)
   Futures contracts                              6,428
--------------------------------------------------------------------------------
NET ASSETS                               $1,112,945,679
================================================================================



CLASS A:
Net assets                               $  754,847,291
Shares outstanding                           99,804,999
--------------------------------------------------------------------------------
Net asset value per share                $         7.56(a)
================================================================================
Maximum offering price per share
   ($7.56/0.9425)                        $         8.02(b)
================================================================================
CLASS B:
Net assets                               $  348,100,115
Shares outstanding                           46,105,343
--------------------------------------------------------------------------------
Net asset value and offering price
   per share                             $         7.55(a)
================================================================================
CLASS C:
Net assets                               $    9,929,909
Shares outstanding                            1,318,022
--------------------------------------------------------------------------------
Net asset value and offering price
   per share                             $         7.53(a)
================================================================================
CLASS Z:
Net assets                               $       68,364
Shares outstanding                                8,547
--------------------------------------------------------------------------------
Net asset value, offering and redemption
   price per share                       $         8.00
================================================================================

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.



See notes to financial statements.

 Statement of Operations


For the Six Months Ended April 30, 2002  (Unaudited)

INVESTMENT INCOME:
Dividends                                   $ 3,693,505
Interest                                     15,218,526
--------------------------------------------------------------------------------
    Total Investment Income
     (net of foreign taxes withheld
     of $128,639)                            18,912,031
--------------------------------------------------------------------------------

EXPENSES:
Management fee                                3,171,883
Distribution fee:
   Class B                                    1,457,223
   Class C                                       39,157
Service fee:
   Class A                                      883,437
   Class B                                      439,347
   Class C                                       11,921
Bookkeeping fee                                 214,566
Transfer agent fee                            2,014,664
Trustees' fee                                    25,606
Other expenses                                  230,826
--------------------------------------------------------------------------------
   Total Expenses                             8,488,630
Custody earnings credit                         (38,145)
--------------------------------------------------------------------------------
   Net Expenses                               8,450,485
--------------------------------------------------------------------------------
Net Investment Income                        10,461,546
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS,
   FOREIGN CURRENCY AND
   FUTURES CONTRACTS:
Net realized gain (loss) on:
   Investments                              (23,508,323)
   Foreign currency transactions               (173,183)
   Futures contracts                            439,631
--------------------------------------------------------------------------------
     Net realized loss                      (23,241,875)
--------------------------------------------------------------------------------
Net change in unrealized
   appreciation/depreciation on:
   Investments                               32,316,910
   Foreign currency translations                 47,413
   Futures contracts                             28,899
--------------------------------------------------------------------------------
     Net change in unrealized
       appreciation/depreciation             32,393,222
--------------------------------------------------------------------------------
Net Gain                                      9,151,347
--------------------------------------------------------------------------------
Net Increase in Net Assets from
   Operations                              $ 19,612,893
================================================================================




See notes to financial statements.

 Statement of Changes in Net Assets


                             (UNAUDITED)
                             SIX MONTHS       YEAR
                               ENDED          ENDED
INCREASE (DECREASE)           APRIL 30,    OCTOBER 31,
IN NET ASSETS:                  2002          2001
--------------------------------------------------------------------------------

OPERATIONS:
Net investment income       $ 10,461,546 $   26,947,915
Net realized loss on
   investments, foreign
   currency transactions
   and futures contracts     (23,241,875)    (5,401,472)
Net change in unrealized
   appreciation/depreciation
   on investments, foreign
   currency translations and
   futures contracts          32,393,222   (273,232,537)
                         --------------- --------------
Net Increase (Decrease)
   from Operations            19,612,893   (251,686,094)
                         --------------- --------------

DISTRIBUTIONS DECLARED
TO SHAREHOLDERS:
From net investment income:
   Class A                    (9,074,653)   (18,564,461)
   Class B                    (3,168,212)    (8,173,097)
   Class C                       (84,213)      (164,928)
   Class Z                          (702)          (625)
From net realized gains:
   Class A                            --    (85,056,743)
   Class B                            --    (58,164,378)
   Class C                            --       (644,950)
   Class Z                            --         (4,029)
                         --------------- --------------
Total Distributions Declared
   to Shareholders           (12,327,780)  (170,773,211)
                         --------------- --------------

SHARE TRANSACTIONS:
Class A:
   Subscriptions              64,614,601    131,869,578
   Proceeds received in
     connection with merger           --     45,294,614
   Distributions reinvested    7,839,530     92,834,852
   Redemptions               (78,864,633)  (135,814,275)
                         --------------- --------------
     Net Increase (Decrease)  (6,410,502)   134,184,769
                         --------------- --------------
Class B:
   Subscriptions              15,142,004     46,239,494
   Proceeds received in
     connection with merger           --     86,285,205
   Distributions reinvested    2,925,959     62,514,345
   Redemptions               (86,040,294)  (218,763,912)
                         --------------- --------------
     Net Decrease            (67,972,331)   (23,724,868)
                         --------------- --------------



                             (UNAUDITED)
                             SIX MONTHS       YEAR
                               ENDED          ENDED
INCREASE (DECREASE)           APRIL 30,    OCTOBER 31,
IN NET ASSETS:                  2002          2001
--------------------------------------------------------------------------------

Class C:
   Subscriptions             $   830,748   $  2,744,324
   Proceeds received in
     connection with merger           --      6,938,074
   Distributions reinvested       74,384        735,897
   Redemptions                (1,499,695)    (3,576,571)
                         --------------- --------------
     Net Increase (Decrease)    (594,563)     6,841,724
                         --------------- --------------
Class Z:
   Subscriptions                  18,647         54,111
   Distributions reinvested          109            388
                         --------------- --------------
     Net Increase                 18,756         54,499
                         --------------- --------------
Net Increase (Decrease)
   from Share Transactions   (74,958,640)   117,356,124
                         --------------- --------------
Total Decrease in Net Assets (67,673,527)  (305,103,181)

NET ASSETS:
Beginning of period        1,180,619,206  1,485,722,387
                         --------------- --------------
End of period (including
   overdistributed net
   investment income of
   $(12,854) and
   undistributed net
   investment income of
   $2,882,499,
   respectively)          $1,112,945,679 $1,180,619,206
                         =============== ==============

CHANGES IN SHARES:
Class A:
   Subscriptions               8,351,672     15,969,220
   Issued in connection with merger   --      5,086,691
   Issued for distributions
     reinvested                1,013,590     10,480,855
   Redemptions               (10,185,880)   (16,293,210)
                         --------------- --------------
     Net Increase (Decrease)    (820,618)    15,243,556
                         --------------- --------------
Class B:
   Subscriptions               1,958,963      5,451,027
   Issued in connection with merger   --      9,705,191
   Issued for distributions
     reinvested                  378,672      7,028,550
   Redemptions               (11,149,589)   (26,469,059)
                         --------------- --------------
     Net Decrease             (8,811,954)    (4,284,291)
                         --------------- --------------
Class C:
   Subscriptions                 107,899        327,026
   Issued in connection with merger   --        781,666
   Issued for distributions
     reinvested                    9,642         83,894
   Redemptions                  (194,938)      (435,821)
                         --------------- --------------
      Net Increase (Decrease)    (77,397)       756,765
                         --------------- --------------
Class Z:
   Subscriptions                   2,255          5,924
   Issued for distributions
     reinvested                       13             42
                         --------------- --------------
     Net Increase                  2,268          5,966
                         --------------- --------------

 Notes to Financial Statements


April 30, 2002  (Unaudited)




NOTE 1. ACCOUNTING POLICIES


ORGANIZATION:

The Liberty Fund (the "Fund"), a series of Liberty Funds Trust III, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek primarily income and capital growth and secondarily, capital preservation. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

On February 2, 2001, Liberty Strategic Balanced Fund Class A shares, Class B shares and Class C shares merged into The Liberty Fund's Class A shares, Class B shares and Class C shares, respectively. The transfer of assets was as follows:

                       MUTUAL FUND
      SHARES           NET ASSETS        UNREALIZED
      ISSUED            RECEIVED      APPRECIATION (1)
     --------         -------------    --------------
    15,573,548        $138,517,893       $14,503,908

                      NET ASSETS OF
                    LIBERTY STRATEGIC  NET ASSETS OF
   NET ASSETS OF      BALANCED FUND       THE FUND
  THE FUND PRIOR       IMMEDIATELY    IMMEDIATELY AFTER
  TO COMBINATION  PRIOR TO COMBINATION  COMBINATION
   ------------     -----------------   -------------
  $1,396,758,189      $138,517,893     $1,535,276,082

(1) Unrealized appreciation is included in the Mutual Fund Net Assets Received amount shown above.


The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

Investments for which market quotations are not readily available are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

SECURITIES LENDING:

The Fund may lend its securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At April 30, 2002, there were no securities out on loan.

DETERMINATION OF CLASS NET ASSET
VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class
..
Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

At October 31, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were as follows:



        YEAR OF                  CAPITAL LOSS
       EXPIRATION                CARRYFORWARD
        ---------                 -----------
          2007                    $4,426,086
          2009                     5,011,398
                                   ---------
                                  $9,437,484
                                   ---------

The capital loss carryforward expiring in 2007 was acquired in the merger with the Liberty Strategic Balanced Fund. The availability for use in offsetting any future realized gains may be limited in a given year.

Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

INTEREST INCOME, DEBT DISCOUNT
AND PREMIUM:

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received. Original issue discount and market discount are accreted to interest income over the life of a security with a corresponding increase in the cost basis.

Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The cumulative effect of this accounting change did not impact total net assets, but resulted in a $1,029,119 decrease in cost of securities and a corresponding $1,029,119 increase in net unrealized appreciation, based on securities held by the Fund on April 30, 2002.

The effect of this change for the six months ended April 30, 2002 was to decrease net investment income by $274,044, increase net unrealized appreciation by $44,259, and decrease net realized losses by $229,785. The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change.

DISTRIBUTION TO SHAREHOLDERS:

Distributions to shareholders are recorded on ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS:

Net realized and unrealized gains (losses) on foreign currency transactions includes gains (losses) arising from fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FUTURES CONTRACTS:

During the six months ended April 30, 2002, the Fund entered into U.S. Treasury security futures contracts to either hedge against expected declines in the value of their securities or as a temporary substitute for the purchase on individual bonds. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Fund seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the security being hedged.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Refer to the Investment Portfolio for a summary of open futures contracts at April 30, 2002.

FORWARD CURRENCY CONTRACTS:

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER:

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION
PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's average daily net assets as follows:

   AVERAGE DAILY NET ASSETS     ANNUAL FEE RATE
   ---------------------        --------------
   First $1 billion                  0.55%
   Over $1 billion                   0.50%

Nordea Securities, Inc. ("Nordea"), has been retained by the Advisor as sub-advisor to manage the day-to-day investment operations of the Fund. The Advisor, out of the advisory fee it receives, pays Nordea a monthly sub-advisory fee equal to 0.40% annually of the average daily net assets of the Fund. Effective January 1, 2002, Nordea Investment Management North America, Inc., an indirect, wholly-owned subsidiary of Nordea AB, replaces Nordea as sub-advisor to the Fund.

BOOKKEEPING FEE:

The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the six months ended April 30, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $21,506 on sales of the Fund's Class A shares and received contingent deferred sales charges ("CDSC") of $327, $369,768, and $875 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") for its Class A, Class B and Class C shares, which requires the payment of a monthly service fee to the Distributor. The fee is calculated by adding (1) 0.15% of the average daily net assets attributable to outstanding Class A and Class B shares issued prior to April 1, 1989 and (2) 0.25% of the average daily net assets attributable to outstanding Class A, Class B and Class C shares issued thereafter. This arrangement results in a rate of service fee payable by the Fund that is a blend between the 0.15% and 0.25% rates. For the six months ended April 30, 2002, the Fund's service fee was 0.23%.

The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the Fund's average daily net assets attributable to Class B and Class C shares.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $38,145 of custody fees were reduced by balance credits for the six months ended April 30, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 3.  PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the six months ended April 30, 2002, purchases and sales of investments, other than short-term obligations, were $316,553,494 and $273,370,338 of which $41,236,979 and $26,678,286, respectively, were U.S. Government securities.

Unrealized appreciation (depreciation) at April 30, 2002, based on cost of investments for federal income tax purposes, was:

   Gross unrealized appreciation        $120,360,000
   Gross unrealized depreciation        (102,121,988)
                                        ============
       Net unrealized appreciation      $ 18,238,012
                                        ============

OTHER:

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4.  LINE OF CREDIT

The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that had been set up as a means of borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or
(3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire $200,000,000 at any particular time. For the six months ended April 30, 2002, the Fund had no borrowings under the agreement.

NOTE 5. OTHER RELATED PARTY TRANSACTIONS

For the six months ended April 30, 2002, the Fund used AlphaTrade Inc., a wholly-owned subsidiary of the Advisor, as a broker. Total commissions paid to AlphaTrade Inc. during the period were $20,204.


 Financial Highlights



Selected data for a share outstanding throughout each period is as follows:

                                     (UNAUDITED)
                                     SIX MONTHS
                                         ENDED                            YEAR ENDED OCTOBER 31,
                                       APRIL 30,      -------------------------------------------------------------------
CLASS A SHARES                            2002          2001           2000          1999           1998          1997
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                 $   7.53      $  10.24       $  10.81       $  10.38      $  11.16       $   9.49
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income (a)                  0.08(b)       0.19           0.19           0.21          0.24           0.16
Net realized and unrealized gain
   (loss) on investments, foreign
   currency and futures contracts          0.04(b)      (1.70)          0.63           0.89          0.68           2.23
-------------------------------------------------------------------------------------------------------------------------
     Total from Investment
       Operations                          0.12         (1.51)          0.82           1.10          0.92           2.39
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                (0.09)        (0.20)         (0.19)         (0.23)        (0.25)         (0.15)
From net realized gains                      --         (1.00)         (1.20)         (0.44)        (1.45)         (0.57)
-------------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared
     to Shareholders                      (0.09)        (1.20)         (1.39)         (0.67)        (1.70)         (0.72)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   END OF PERIOD                       $   7.56      $   7.53       $  10.24       $  10.81      $  10.38       $  11.16
=========================================================================================================================
Total return (c)                          1.58%(d)   (16.38)%          8.16%         10.94%         9.08%         26.83%
=========================================================================================================================
RATIOS TO AVERAGE NET ASSETS:
Expenses (e)                              1.19%(f)      1.13%          1.06%          1.12%         1.12%          1.14%
Net investment income (e)                 2.05%(b)(f)   2.29%          1.88%          2.02%         2.22%          1.56%
Portfolio turnover rate                     25%(d)        55%            78%            74%           69%            71%
Net assets, end of period (000's)      $754,847      $757,467       $874,225       $936,331      $936,639       $913,956

(a)Per share data was calculated using average shares outstanding during the period.
(b)As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the six months ended April 30, 2002, was to decrease the ratio of net investment income to average net assets from 2.09% to 2.05%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to April 30, 2002 have not been restated to reflect this change in presentation.
(c)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)Not annualized.
(e)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(f)Annualized.




 Financial Highlights (continued)



Selected data for a share outstanding throughout each period is as follows:

                                     (UNAUDITED)
                                     SIX MONTHS
                                         ENDED                            YEAR ENDED OCTOBER 31,
                                       APRIL 30,      -------------------------------------------------------------------
CLASS B SHARES                            2002          2001           2000          1999           1998          1997
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                 $   7.51      $  10.22       $  10.79       $  10.36      $  11.14       $   9.48
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income (a)                  0.05(b)       0.13           0.12           0.14          0.16           0.08
Net realized and unrealized gain
   (loss) on investments, foreign
   currency and futures contracts          0.05(b)      (1.71)          0.62           0.88          0.68           2.22
-------------------------------------------------------------------------------------------------------------------------
     Total from Investment
       Operations                          0.10         (1.58)          0.74           1.02          0.84           2.30
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                (0.06)        (0.13)         (0.11)         (0.15)        (0.17)         (0.07)
From net realized gains                      --         (1.00)         (1.20)         (0.44)        (1.45)         (0.57)
-------------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared
     to Shareholders                      (0.06)        (1.13)         (1.31)         (0.59)        (1.62)         (0.64)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   END OF PERIOD                       $   7.55      $   7.51       $  10.22       $  10.79      $  10.36       $  11.14
=========================================================================================================================
Total return (c)                          1.33%(d)   (17.05)%          7.33%         10.11%         8.27%         25.81%
=========================================================================================================================
RATIOS TO AVERAGE NET ASSETS:
Expenses (e)                              1.94%(f)      1.88%          1.81%          1.88%         1.87%          1.89%
Net investment income (e)                 1.30%(b)(f)   1.54%          1.13%          1.26%         1.47%          0.81%
Portfolio turnover rate                     25%(d)        55%            78%            74%           69%            71%
Net assets, end of period (000's)      $348,100      $412,639       $604,975       $706,366      $653,476       $577,539

(a)Per share data was calculated using average shares outstanding during the period.
(b)As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the six months ended April 30, 2002, was to decrease the ratio of net investment income to average net assets from 1.34% to 1.30%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to April 30, 2002 have not been restated to reflect this change in presentation.
(c)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)Not annualized.
(e)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(f)Annualized.




 Financial Highlights (continued)


Selected data for a share outstanding throughout each period is as follows:

                                      (UNAUDITED)
                                       SIX MONTHS                                                              PERIOD
                                          ENDED                  YEAR ENDED OCTOBER 31,                        ENDED
                                        APRIL 30,   -----------------------------------------------------    OCTOBER 31,
CLASS C SHARES                             2002         2001           2000          1999           1998         1997(A)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                  $  7.50      $  10.21       $  10.78        $ 10.35       $ 11.15        $ 11.32
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income (b)                  0.05(c)       0.13           0.12           0.14          0.15           0.20
Net realized and unrealized gain
   (loss) on investments, foreign
   currency and futures contracts          0.04(c)      (1.71)          0.62           0.88          0.68          (0.35)(d)
-------------------------------------------------------------------------------------------------------------------------
   Total from Investment
     Operations                            0.09         (1.58)          0.74           1.02          0.83          (0.15)
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                (0.06)        (0.13)         (0.11)         (0.15)        (0.18)         (0.02)
From net realized gains                      --         (1.00)         (1.20)         (0.44)        (1.45)            --
-------------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared
     to Shareholders                      (0.06)        (1.13)         (1.31)         (0.59)        (1.63)         (0.02)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   END OF PERIOD                        $  7.53      $   7.50       $  10.21        $ 10.78       $ 10.35        $ 11.15
=========================================================================================================================
Total return (e)                          1.20%(f)   (17.07)%          7.34%         10.15%         8.21%        (1.30)% (f)
=========================================================================================================================
RATIOS TO AVERAGE NET ASSETS:
Expenses (g)                              1.94%(h)      1.88%          1.81%          1.88%         1.87%          1.86%(h)
Net investment income (g)                 1.30%(c)(h)   1.54%          1.13%          1.26%         1.47%          1.01%(h)
Portfolio turnover rate                     25%(f)        55%            78%            74%           69%            71%
Net assets, end of period (000's)       $ 9,930      $ 10,463       $  6,519        $ 9,074       $ 5,501        $   676

(a)Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.
(b)Per share data was calculated using average shares outstanding during the period.
(c)As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the six months ended April 30, 2002, was to decrease the ratio of net investment income to average net assets from 1.34% to 1.30%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to April 30, 2002 have not been restated to reflect this change in presentation.
(d)The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(e)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f)Not annualized.
(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h)Annualized.



 Financial Highlights (continued)


Selected data for a share outstanding throughout each period is as follows:

                                      (UNAUDITED)
                                       SIX MONTHS
                                          ENDED                              YEAR ENDED OCTOBER 31,
                                        APRIL 30,     -------------------------------------------------------------------
CLASS Z SHARES                             2002        2001           2000          1999           1998          1997
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                   $ 7.95       $ 10.75        $ 11.28        $ 10.39      $  11.17       $   9.50
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income (a)                  0.09(b)       0.21           0.22           0.24          0.26           0.18
Net realized and unrealized gain
   (loss) on investments, foreign
   currency and futures contracts          0.06(b)      (1.79)          0.67           1.34          0.69           2.23
-------------------------------------------------------------------------------------------------------------------------
   Total from Investment
     Operations                            0.15         (1.58)          0.89           1.58          0.95           2.41
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                (0.10)        (0.22)         (0.22)         (0.25)        (0.28)         (0.17)
From net realized gains                      --         (1.00)         (1.20)         (0.44)        (1.45)         (0.57)
-------------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared
     to Shareholders                      (0.10)        (1.22)         (1.42)         (0.69)        (1.73)         (0.74)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   END OF PERIOD                         $ 8.00       $  7.95        $ 10.75        $ 11.28      $  10.39       $  11.17
=========================================================================================================================
Total return (c)                          1.86%(d)   (16.25)%          8.44%         15.92%         9.35%         27.10%
=========================================================================================================================
RATIOS TO AVERAGE NET ASSETS:
Expenses (e)                              0.96%(f)      0.90%          0.82%          0.88%         0.88%          0.90%
Net investment income (e)                 2.28%(b)(f)   2.52%          2.12%          2.26%         2.46%          1.80%
Portfolio turnover rate                     25%(d)        55%            78%            74%           69%            71%
Net assets, end of period (000's)        $   68       $    50        $     3        $     3      $ 22,235       $ 16,158

(a)Per share data was calculated using average shares outstanding during the period.
(b)As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the six months ended April 30, 2002, was to decrease the ratio of net investment income to average net assets from 2.32% to 2.28%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to April 30, 2002 have not been restated to reflect this change in presentation.
(c)Total return at net asset value assuming all distributions reinvested.
(e)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(f)Annualized.



 Transfer Agent

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for The Liberty Fund is:

Liberty Funds Services, Inc.
PO Box 8081
Boston, MA  02266-8081

PLEASE MAKE A NOTE OF OUR NEW MAILING ADDRESS, EFFECTIVE IMMEDIATELY.

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of The Liberty Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
The Liberty Fund

LIBERTY FUNDS BELIEVES IN FINANCIAL CHOICE

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.




LIBERTY BELIEVES IN PROFESSIONAL ADVICE

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.





The Liberty Fund  SEMIANNUAL REPORT, APRIL 30, 2002

[LOGO: LIBERTY FUNDS
A MEMBER OF COUMBIA MANAGEMENT GROUP]

(C)2002 LIBERTY FUNDS DISTRIBUTOR, INC.
A MEMBER OF COLUMBIA MANAGEMENT GROUP
ONE FINANCIAL CENTER, BOSTON, MA 02111-2621







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PERMIT NO. 20




721-03/557J-0402 (06/02) 02/901